May 01, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Alternative Asset Allocation VIP

Class A

Effective October 1, 2019, the following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus.

SHAREHOLDER FEES (paid directly from your investment)

(paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee1	0.10
Distribution/service (12b-1) fees	None
Other expenses	0.17
Acquired funds fees and expenses	0.69
Total annual fund operating expenses	0.96
Fee waiver/expense reimbursement	0.10
Total annual fund operating expenses after fee waiver/expense reimbursement	0.86

[1] "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2019.

The Advisor has contractually agreed to waive its fees and/or reimburse fund expenses through September 30, 2020 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.86% for Class A shares. The agreement may only be terminated with the consent of the fund's Board. Because acquired fund fees and expenses are presented as of the fund's most recent fiscal year end, individual shareholders may experience total operating expenses higher or lower than this expense cap depending upon when shares are redeemed and the fund's actual allocations to acquired funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$296	$521	$1,169